Income Taxes - Components of Current Taxes (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	33.40%	25.20%	(2.50%)
Israel [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	23.00%	23.00%	23.00%
U.S. [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	21.00%	21.00%	21.00%
Canada [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	25.00%	25.00%	25.00%
Japan [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	34.60%	34.60%	34.60%